Significant Accounting Policies - Recent Accounting Pronouncements (Details) $ in Thousands	Mar. 31, 2019 USD ($)
Cumulative effect adjustment for adoption of ASU 2016-01 (Note 2)	$ 0
Limited Partner | Accumulated other comprehensive income (loss)
Cumulative effect adjustment for adoption of ASU 2016-01 (Note 2)	1,569
Minimum
Right of use assets and lease liabilities	533,000
Maximum
Right of use assets and lease liabilities	$ 563,000